CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Net change in working capital
Accounts payable and accrued liabilities	$ 781	$ 63
Due from affiliates	(782)	(70)
Due to affiliates	0	2
Income taxes paid	0	0
Interest paid	0	9
Non-Cash Financing Activities
Settlement of due to affiliates	$ 278	$ 56